[USAA EAGLE LOGO (R)] 9800 Fredericksburg Road
                      San Antonio, Texas 78288



                                   June 30, 2006


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    USAA Mutual Fund, Inc.
       1933 Act File No. 002-49560
       1940 Act File No. 811-2429

Dear Sir/Madam:

Accompanying this letter for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, is a Supplement dated June 30, 2006, to the USAA First Start Growth Fund's Prospectus dated December 1, 2005, and to the Proxy Statement dated May 26, 2006.

     If you have any questions with respect to the enclosed, please contact me at (210) 498-4628 or Jeff Hill at (210) 498-3603.

                                   Sincerely,

                                   /S/ JAMES L. LOVE
                                   ---------------------
                                   James L. Love
                                   Executive Director, Counsel

Enclosures
cc:  Kirkpatrick & Lockhart Nicholson Graham LLP



              USAA Investment Management Company